Summary of Significant Accounting Policies (Additional Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Reserve for product warranties	$ 14	$ 11
Pre tax charges against income for product warranties	15	14	7
Cash outlays related to product warranties	12	10	7
Asset retirement obligation	13	12
Minimum
Significant Accounting Policies [Line Items]
Identifiable intangible assets with finite lives estimated useful lives	2 years
Maximum
Significant Accounting Policies [Line Items]
Identifiable intangible assets with finite lives estimated useful lives	25 years
Commodity Chemicals Segment [Member]
Significant Accounting Policies [Line Items]
Asset retirement obligation	$ 10	$ 9